EQUITY (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized	37,500,000	37,500,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, voting rights	The holders of our common stock are entitled to one vote per share on all matters submitted to a vote of the stockholders of our company
Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.00001	$ 0.00001
Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares authorized		300,000,000
Common stock, par value		$ 0.00001